Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LOOMIS SAYLES FUNDS II
Prospectus Date	rr_ProspectusDate	Dec. 15, 2020
Document Creation Date	dei_DocumentCreationDate	Dec. 15, 2020